Oct. 28, 2019

BRIDGE BUILDER TRUST

Bridge Builder Core Bond Fund

Bridge Builder Core Plus Bond Fund

Bridge Builder Municipal Bond Fund

Bridge Builder Large Cap Growth Fund

Bridge Builder Large Cap Value Fund

Bridge Builder Small/Mid Cap Growth Fund

Bridge Builder Small/Mid Cap Value Fund

Bridge Builder International Equity Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 24, 2020

to the Summary Prospectus and Prospectus of each Fund dated October 28, 2019, as supplemented

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus of each Fund and should be read in conjunction with each Fund’s

Prospectus and Summary Prospectus.

Effective as of March 24, 2020, the Prospectus and Summary Prospectus of each Fund are hereby supplemented and revised as follows:

The “Principal Risks” section is amended to delete the “Market Risk” disclosure in its entirety and to replace it with the following:

•
Market Risk. The overall market may perform poorly or the returns from the securities in which the Fund invests may underperform returns from the general securities markets, a particular securities market, or other types of investments. A variety of factors can influence underperformance and can have a significant impact on the Fund and its investments, including regulatory events, inflation, interest rates, war, acts of terrorism, the spread of infectious illness or other public health issues, recessions and natural disasters.